EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Israeli employee termination benefits		$ 7,098	$ 5,716	$ 5,752
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status surplus under plan	$ 1,810	1,810	1,870
Fair value of plan assets	19,203	19,203	18,904
Benefit obligation	17,393	$ 17,393	17,034
Net expense recognized on plan	183		87	183
Expected return on plan assets	1,099		1,075	1,034
Interest cost	918		868	891
Unrecognized losses	3,599		3,681
Amortization of unrecognized losses	100
Benefits paid	$ 1,000
Weighted average asset, Equity securities	10.00%	10.00%
Weighted average asset, Debt securities	90.00%	90.00%
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 1,228	$ 1,228	1,235
Deferred net actuarial gains and losses		$ 829	1,018
Tower Jazz Panasonic Semi Conductor Company Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Matching contribution (as a percent)		8.00%
Cost recognized		$ 3,660	$ 3,853	$ 4,266